Note 10 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount	$ 578,180	$ 519,410
Accumulated amortization	199,418	153,186
Net	378,762	366,224
Customer Relationships [Member]
Gross carrying amount	403,976	360,228
Accumulated amortization	103,884	71,474
Net	300,092	288,754
Franchise Rights [Member]
Gross carrying amount	49,925	49,806
Accumulated amortization	29,930	26,707
Net	19,995	23,099
Trademarks and Trade Names [Member]
Gross carrying amount	29,765	30,303
Accumulated amortization	20,051	18,543
Net	9,714	11,760
Other Intangible Assets [Member]
Gross carrying amount	94,514	79,073
Accumulated amortization	45,553	36,462
Net	$ 48,961	$ 42,611